COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2021
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
13.	COMMITMENTS AND CONTINGENCIES

Purchase commitments
The Company has commitments to purchase property and equipment of $165,717 and $219,496, committed licensing fee payable for the licensing of game titles of $2,799 and $6,015 and commitment to invest in certain companies of $30,136 and $89,121 as of December 31, 2020 and June 30, 2021, respectively.
Minimum guarantee commitments
The Company has commitments to pay minimum guarantee of royalty fee to game developers for certain online games it licensed from those game developers. As of December 31, 2020 and June 30, 2021, the minimum guarantee commitment amounted to $24,473 and $23,043 respectively, for its launched games and licensed but yet launched games.
Operating lease commitments
The Company has entered into commercial operating and finance leases for the use of computers, offices, warehouses and data centers as lessee. These leases have original terms not exceeding 10 years. These leases have varying terms, escalation clauses and renewal rights. As of December 31, 2020 and June 30, 2021, the Company has additional operating leases, primarily for offices, warehouses and data centers, that have not yet commenced of $30,404 with lease terms not exceeding 5 years and $410,751 with lease terms not exceeding 10 years.
Others
The Company has commitments to extend credit to customers on demand and interest receivables on non-performing assets which is not accrued. As of December 31, 2020 and June 30, 2021, the undrawn credit facilities and interest receivables on non-performing assets amounted to $6,533 and $176 and $2,295 and $2,961, respectively.